Royce CRK Prospectus | Royce Low-Priced Stock Fund
Royce Low-Priced Stock Fund
Investment Goal
Royce Low-Priced Stock Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Royce CRK Prospectus Royce Low-Priced Stock Fund R Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Royce CRK Prospectus Royce Low-Priced Stock Fund R Class
Management Fees	1.00%
Distribution (12b-1) fees	0.50%
Other expenses	1.32%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	2.83%
Fee waivers and/or expense reimbursements	(0.98%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.85%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the R Class's net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.84% through April 30, 2018 and at or below 1.99% through April 30, 2027. Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because the highlights include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Institutional Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example	Royce CRK Prospectus Royce Low-Priced Stock Fund R Class USD ($)
1 Year	$ 188
3 Years	613
5 Years	1,064
10 Years	$ 2,315

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in low-priced equity securities of small- and micro-cap companies with stock market capitalizations up to $3 billion. Royce defines low-priced as those companies whose average cost per share in the Fund’s portfolio is less than $25. Royce uses multiple investment themes to invest in low-priced companies with solid fundamentals and/or prospects selling at prices that Royce believes do not fully reflect these attributes. In selecting securities for the Fund, Royce generally uses a bottom-up approach.

Normally, the Fund invests at least 80% of its net assets in low-priced equity securities. At least 65% of these securities will be issued by companies with stock market capitalizations up to $3 billion at the time of investment. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Low-Priced Stock Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

The prices of low-priced small- and micro-cap securities are generally more volatile than those of larger-cap securities. In addition, because these securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in higher-priced small- and micro-cap companies, larger-cap companies, or other asset classes. Some issuers of low-priced securities may be financially distressed or involved in bankruptcy, liquidation, reorganization, or recapitalization proceedings. Specifically because of their lower prices relative to other companies, low-priced stocks may be subject to even more abrupt or erratic market movements.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

To the extent the Fund overweights a single market sector or industry relative to its benchmark index, its performance may be tied more directly to the success or failure of a relatively smaller or less well-diversified group of portfolio holdings.

Royce’s estimate of a company’s current worth also may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The R Class commenced operations on May 21, 2007. Performance information prior to this date is for Service Class shares, not offered in this Prospectus. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities. The R Class has higher distribution expenses than the Service Class. If R Class’s expenses had been reflected, total returns prior to May 21, 2007 would have been lower.

Calendar Year Total Returns R Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 26.55% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -26.00% (quarter ended 12/31/08).

Annualized Total Returns As of 12/31/16 (%)
The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Average Annual Returns - Royce CRK Prospectus - Royce Low-Priced Stock Fund	1 Year	5 Years	10 Years
R Class	15.83%	3.11%	2.63%
After Taxes on Distributions | R Class	13.45%	(0.06%)	0.58%
After Taxes on Distributions and Sale of Fund Shares | R Class	10.93%	2.38%	2.13%
Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	21.31%	14.46%	7.07%